SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
(the "Fund")

Supplement Dated November 25, 2024
to the Class F Shares Prospectus, dated January 31, 2024, as amended on May 20, 2024, May 28, 2024, June 17, 2024 and September 18, 2024 and the Class Y Shares Prospectus, dated January 31, 2024, as amended on April 5, 2024, May 20, 2024, May 28, 2024, June 17, 2024 and September 18, 2024 (the "Prospectuses")

This Supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with such Prospectuses.

The Prospectuses are hereby amended and supplemented to reflect the following changes to the Fund.

Changes in Portfolio Management of the Fund

Causeway Capital Management LLC and Lazard Asset Management LLC no longer serve as sub-advisers to the Fund. As such, all references to Causeway Capital Management LLC and Lazard Asset Management LLC are hereby deleted from the Prospectuses. Additionally, Acadian Asset Management LLC will no longer manage the long only strategy for the Fund and will instead manage the 130/30 strategy for the Fund with the same portfolio management team.

Additionally, Eugene Barbaneagra is hereby added as a portfolio manager to the Fund. Accordingly, the Prospectuses are hereby updated as follows:

In the Fund Summary of the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Investment Adviser and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Portfolio Manager	Experience with the Fund	Title with Adviser
Eugene Barbaneagra, CFA	Since 2024	Portfolio Manager

Under the section titled "Investment Adviser," the paragraph and corresponding heading relating to Eugene Barbaneagra are hereby deleted and replaced with the following:

INTERNATIONAL EQUITY AND EMERGING MARKETS EQUITY FUNDS:

Eugene Barbaneagra, CFA, directly manages a portion of the assets of the International Equity and Emerging Markets Equity Funds. Mr. Barbaneagra serves as a Portfolio Manager within the Investment Management Unit. Mr. Barbaneagra is responsible for the portfolio strategy of US and Global Managed Volatility Funds and a number of core Global Equity Funds. Prior to joining SEI in 2002, Mr. Barbaneagra worked with the Vanguard Group. He earned his Bachelor of Science degrees in Business Administration/Finance and Management of Information Systems from Drexel University. Mr. Barbaneagra also earned his Master of Science in Risk Management and Financial Engineering from Imperial College London. Mr. Barbaneagra is a CFA charterholder and a member of UK Society of Investment Professionals.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1567 (11/24)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
(the "Fund")

Supplement Dated November 25, 2024
to the Class I Shares Prospectus, dated January 31, 2024, as amended on September 18, 2024 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Changes in Portfolio Management of the Fund

Causeway Capital Management LLC and Lazard Asset Management LLC no longer serve as sub-advisers to the Fund. As such, all references to Causeway Capital Management LLC and Lazard Asset Management LLC are hereby deleted from the Prospectus. Additionally, Acadian Asset Management LLC will no longer manage the long only strategy for the Fund and will instead manage the 130/30 strategy for the Fund with the same portfolio management team.

Additionally, Eugene Barbaneagra is hereby added as a portfolio manager to the Fund. Accordingly, the Prospectus is hereby updated as follows:

In the Fund Summary of the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Investment Adviser and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Portfolio Manager	Experience with the Fund	Title with Adviser
Eugene Barbaneagra, CFA	Since 2024	Portfolio Manager

Under the section titled "Investment Adviser," the following paragraph is hereby added after the paragraph related to Jason Collins:

Eugene Barbaneagra, CFA, directly manages a portion of the assets of the International Equity Fund. Mr. Barbaneagra serves as a Portfolio Manager within the Investment Management Unit. Mr. Barbaneagra is responsible for the portfolio strategy of US and Global Managed Volatility Funds and a number of core Global Equity Funds. Prior to joining SEI in 2002, Mr. Barbaneagra worked with the Vanguard Group. He earned his Bachelor of Science degrees in Business Administration/Finance and Management of Information Systems from Drexel University. Mr. Barbaneagra also earned his Master of Science in Risk Management and Financial Engineering from Imperial College London. Mr. Barbaneagra is a CFA charterholder and a member of UK Society of Investment Professionals.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1568 (11/24)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
(the "Fund")

Supplement Dated November 25, 2024
to the Statement of Additional Information, dated January 31, 2024, as amended on April 16,
2024, May 20, 2024, May 28, 2024, June 17, 2024 and September 18, 2024 (the "SAI")

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Changes in Portfolio Management of the Fund

Causeway Capital Management LLC and Lazard Asset Management LLC no longer serve as sub-advisers to the Fund. As such, all references to Causeway Capital Management LLC and Lazard Asset Management LLC are hereby deleted from the SAI. Additionally, Acadian Asset Management LLC will no longer manage the long only strategy for the Fund and will instead manage the 130/30 strategy for the Fund with the same portfolio management team.

Additionally, Eugene Barbaneagra is hereby added as a portfolio manager to the Fund. Accordingly, the SAI is hereby updated as follows:

Under the section titled "The Adviser and Sub-Advisers," under the heading titled "Portfolio Management," under the sub-heading titled "SIMC," under "Ownership of Fund Shares," the text relating to Eugene Barbaneagra is hereby deleted and replaced with the following:

Portfolio Manager	Dollar Range of Fund Shares
Eugene Barbaneagra, CFA*	$0

*  This information is provided as of October 31, 2024

In addition, under the same sub-heading, under "Other Accounts," the text relating to Eugene Barbaneagra is hereby deleted and replaced with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Eugene Barbaneagra, CFA*	15	$11,252.73	6	$1,856.53	3	$18.06

*  This information is provided as of October 31, 2024.

No account listed above is subject to a performance-based advisory fee.

There are no other changes to the Portfolio Management of the Fund.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1569 (11/24)